Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 28,300
2015	30,719
2016	33,045
2017	34,925
2018	36,749
2019 - 2023	210,017
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	1,966
2015	2,022
2016	2,076
2017	2,139
2018	2,200
2019 - 2023	$ 11,994